Retirement Benefit Plans - Weighted Average Actuarial Assumptions Used to Determine Net Pension Expense for Our Defined Benefit Retirement Plans (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	5.25%	2.86%	2.04%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	2.60%	0.67%	0.63%
Rate of compensation increase	2.33%	2.27%	2.39%
Expected long-term rate of return on plan assets	3.17%	1.83%	2.09%